Morse, Zelnick, Rose & Lander

A LIMITED LIABILITY PARTNERSHIP

405 PARK AVENUE

NEW YORK, NEW YORK 10022-4405

212-838-1177

FAX – 212-838-9190

June 29, 2012

WRITER’S DIRECT LINE

(212) 838-4175

United States Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C. 20549

Attn: Mara L. Ransom, Assistant Director

Re:    Zunicom, Inc.

Amendment No. 1 to Schedule 13E-3 filed by

Zunicom, Inc., William Tan and John Rudy

Filed May 17, 2012

File No. 005-50405

Amendment No. 1 to Preliminary Information Statement on Schedule 14C

Filed May 17, 2012

File No. 000-27210

Dear Ms. Ransom:

This letter is in response to the Staff’s comment letter dated May 31, 2012 regarding the Schedule 13E-3 and the Preliminary Information Statement. Our responses are keyed to the number of each comment in your letter. For the convenience of the Staff’s review, we have set forth the comment contained in the letter above each respective response.

General

1.	The three representations requested at the bottom of our letter dated March 9, 2012 must be provided by the company and not company’s counsel. Please revise.

We have annexed the representations of the filing persons to this letter.

Preliminary Information Statement on Schedule 14C

2.	It does not appear that you have revised the cover page of the information statement to indicate that it is a “preliminary copy.” Accordingly, we reissue comment 6.

We have so revised the cover page.

Special Factors, page 10

3.	We note your response to comment 11. Please move the sections “Structure of the Reverse/Forward Stock Split” and “Market Related Information; Dividend Policy” to appear after the “Special Factors” section.

These sections have been moved to appear after the Special Factors Section.

Reasons for and Purposes of the Reverse/Forward Stock Split, page 11

4.	We note your response to comment 12. In addition to disclosing why the company decided to undertake the transaction now as opposed to other times in your history, please also disclose why Messrs. Tan and Rudy, as filing persons, also decided to undertake the transaction now.

The disclosure under “Reasons and Purposes of the Reverse/Forward Stock Split” has been amended to include this disclosure.

Background of the Reverse/Forward Stock Split, page 15 Selection of Independent Consultant, page 15

5.	We note your response to comment 17. Please tell us why you obtained the 2009 valuation analysis with a view to understanding whether it is materially related to this transaction.

We have disclosed the reasons for obtaining the 2009 valuation in the Information Statement under the section titled “Background of the Reverse/Forward Stock Split – Selection of Independent Consultant.”

The Independent Consultant’s Appraisal Report, page 15

6.	We note your response to comment 20. Please elaborate upon how the Independent Consultant determined to make the adjustments you quantify here. For example, explain how the amount of the reduction to Intangible asset values was determined and describe the bases upon which the Independent Consultant estimated market values, potential sales proceeds and future overhead expenses.

See additional disclosure in Section titled “The Independent Consultant’s Appraisal Report.”

Shareholder Consent, page 17

We note your response to comment 16. Please provide us with an analysis of whether Mr. Tan’s solicitation of five security holders constituted a solicitation, as such term is defined in Exchange Act Rule 14a-1(l), which would have required the filing and delivery of a proxy statement on Schedule 14A prior to obtaining such consents.

The Company did not (i) request or direct Mr. Tan to contact those five shareholders on its behalf; or (ii) provide the contact information for those shareholders to Mr. Tan.

Pursuant to Rule 14a-2(b)(2) of the Exchange Act a solicitation made by a shareholder on his own behalf to less than ten persons is exempted from filing and delivering a proxy statement on Schedule 14A. Mr. Tan contacted those shareholders on his own behalf and in his individual capacity as a fellow shareholder for their consent to the Reverse/Forward Split. He had existing personal relationships with each of those shareholders. They were contacted using the contact information from his personal contacts database. He solicited their consent because he knew them personally and believed that the Reverse/Forward Split would be in his and their best interest. For example, any shareholder beneficially owning more than 10% of the Common Stock, upon deregistration, will be relieved of the stock ownership reporting requirements and “short swing” trading restrictions under Sections 13(d), and 16(a) and (b) of the Exchange Act.

Impact of the Reverse/Forward Stock Split, page 17

7.	We note your response to comment 24. You continue to state $5,000 on pages 13 and 16 when referring to the amount estimated for redemptions. Please revise.

These revisions have been made.

Fairness of the Reverse/Forward Stock Split to Shareholders, page 21

8.	We note your response to comment 27. We also note the projected financial information contained in Schedules C.1-C.8 in the Independent Consultant’s Valuation Report. Please disclose such data in an appropriate location in the information statement.

We have revised the Section titled “Fairness of the Reverse/Forward Stock Split to Shareholders – The Fairness Opinion” and included the information in Exhibit C referred to therein.

Board Determination of Fairness of the Reverse/Forward Stock Split to Shareholders, page 23

9.	We note your response to comment 30, where you indicate that Texas law does not restrict the ability of shareholders to vote on any matter. As a result, it is unclear to us why you did not condition the approval of this transaction on the majority of unaffiliated shareholders. Please elaborate.

We have revised this section to so elaborate.

Procedural Fairness, page 23

10.	We note your response to comment 31. Please disclose the basis for your statements noted below.

We have revised this section to include the basis for the statements.

“[E]ven though there is a limited trading market for our Common Stock . . . such Shareholder could decide whether to remain a Shareholder or cash out by buying shares in a stock market.” Please explain to us why you believe a shareholder attempting to buy up to 11 shares would not be affected by the limited trading market for your stock.

“With respect to unaffiliated Shareholders holding 12 or more shares . . . .” Please explain to us why you concluded that the opportunity for such shareholders was immaterial to such shareholders.

Sincerely,

/s/_George Lander

June 29 2012

United States Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C. 20549

Attn: Mara L. Ransom Assistant Director

Re: Zunicom, Inc.

Amendment No. 1 to Schedule 13E-3 filed by

Zunicom, Inc., William Tan and John Rudy

Filed May 17, 2012

File No. 005-50405

Amendment No. 1 to Preliminary Information Statement on Schedule 14C

Filed May 17, 2012

File No. 000-27210

Dear Ms. Ransom:

With respect to the above referenced filings each of the undersigned, hereby acknowledge that:

1.	Such filing person is responsible for the adequacy and accuracy in the filing;
2.	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
3.	No filing person may assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

ZUNICOM, INC.

By: /s/ John Rudy, Chief Financial Officer

       /s/William Tan

       /s/John Rudy